INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2017	2016
Raw materials	$74,736	$193,713
Work in Process	13,497	11,947
Finished goods	472,594	874,899
Cost of projects	297,951	651,266
	$858,778	$1,731,825
Allowance for slow-moving or obsolete inventories	(227,168)	(254,042)
Inventories, net	$631,610	$1,477,783